General Information and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CLP ($)	Jan. 01, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Jan. 01, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of detailed information about business combination [line items]
Assets	$ 37,600,243	$ 35,486,448	$ 44,546
Equity	3,247,510	2,314,248	$ 3,847
Equity	$ 3,325,221	$ 2,383,335		$ 2,381,855	$ 3,326,338	$ 3,326,338	$ 3,437,560	$ 3,437,560
Percentage of dividend on profit	30.00%	0.00%
Lifetime expected credit losses [member]
Disclosure of detailed information about business combination [line items]
Recorded allowance for lifetime expected credit losses	100.00%		100.00%
USD [member]
Disclosure of detailed information about business combination [line items]
Closing foreign exchange rate	844.08	710.73	844.08			748.77
COP [member]
Disclosure of detailed information about business combination [line items]
Closing foreign exchange rate	0.2103	0.2078	0.2103			0.2284
Itau Unibanco [member]
Disclosure of detailed information about business combination [line items]
Total interest owned	56.60%
Saieh Family [member]
Disclosure of detailed information about business combination [line items]
Total interest owned	14.29%
Non controlling shareholders [member]
Disclosure of detailed information about business combination [line items]
Total interest owned	29.11%